SGI GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 99.3%
Aerospace/Defense — 2.5%
Lockheed Martin Corp.	8,700	$3,895,599

Agriculture — 0.7%
Archer-Daniels-Midland Co.	13,949	1,028,460

Airlines — 1.0%
Alaska Air Group, Inc. (a)	9,283	350,990
Ryanair Holdings PLC, ADR (a)	10,986	1,298,765
		1,649,755
Auto Manufacturers — 4.2%
Cummins, Inc.	1,637	366,950
Honda Motor Co. Ltd., ADR	131,161	4,021,396
Toyota Motor Corp., ADR	11,491	2,180,762
		6,569,108
Banks — 7.0%
Credicorp Ltd.	19,804	2,485,996
HDFC Bank, Ltd., (India), ADR	71,859	4,314,414
HSBC Holdings PLC, ADR	95,584	3,673,293
Shinhan Financial Group Co. Ltd., ADR	9,300	264,120
		10,737,823
Beverages — 3.2%
Coca-Cola Co.	45,180	2,640,319
Coca-Cola Femsa SAB de CV, ADR	27,153	2,298,502
		4,938,821
Biotechnology — 4.4%
Exelixis, Inc. (a)	23,369	509,678
United Therapeutics Corp. (a)	8,360	2,006,400
Vertex Pharmaceuticals, Inc. (a)	12,275	4,355,293
		6,871,371
Building Materials — 0.6%
UFP Industries, Inc.	8,978	984,258

Computers — 1.9%
Check Point Software Technologies Ltd., (Israel) (a)	8,484	1,238,664
Cognizant Technology Solutions Corp. - Class A	17,011	1,197,234
Infosys Ltd., ADR	26,653	467,760
		2,903,658
Cosmetics & Personal Care — 0.4%
Procter & Gamble Co.	4,511	692,529

Cosmetics/Personal Care — 3.1%
Colgate-Palmolive Co.	60,340	4,752,982

Electric — 2.3%
Consolidated Edison, Inc.	5,738	517,051
Fortis, Inc., (Canada)	66,523	2,666,242
Pinnacle West Capital Corp.	5,736	429,856
		3,613,149
Electronics — 0.8%
Garmin Ltd., (Switzerland)	10,508	1,284,498

Food — 6.6%
General Mills, Inc.	23,957	1,525,103
Hershey Co.	25,029	4,703,450
J M Smucker Co.	7,724	847,555
Kellanova	47,023	2,470,588
Lamb Weston Holdings, Inc.	5,386	538,762
		10,085,458
Gas — 1.1%
National Fuel Gas Co.	33,556	1,704,309

Healthcare-Products — 0.4%
Medtronic PLC	7,573	600,312

Healthcare-Services — 3.9%
Elevance Health, Inc.	2,148	1,029,945
Humana, Inc.	3,921	1,901,136
Molina Healthcare, Inc. (a)	3,038	1,110,571
UnitedHealth Group, Inc.	3,645	2,015,576
		6,057,228
Household Products/Wares — 2.3%
Kimberly-Clark Corp.	28,314	3,503,291

Insurance — 6.8%
American International Group, Inc.	19,291	1,269,541
Axis Capital Holdings Ltd.	19,495	1,098,348
Chubb Ltd., (Switzerland)	5,048	1,158,163
Cincinnati Financial Corp.	10,998	1,130,485
CNA Financial Corp.	11,900	501,347
Loews Corp.	10,346	727,220
Markel Group, Inc. (a)	200	287,818
MetLife, Inc.	27,314	1,737,990
Progressive Corp.	14,608	2,396,150
Reinsurance Group of America, Inc.	1,800	293,508
		10,600,570
Internet — 2.8%
Alphabet, Inc. - Class C (a)	32,663	4,374,229

Iron/Steel — 1.7%
Commercial Metals Co.	57,814	2,620,709

Machinery-Diversified — 0.4%
Graco, Inc.	3,846	310,680
Nordson Corp.	1,200	282,408
		593,088
Media — 2.7%
Thomson Reuters Corp.	30,076	4,207,933

Mining — 0.8%
Agnico Eagle Mines Ltd.	5,897	316,669
Rio Tinto PLC, ADR	14,534	1,004,154
		1,320,823
Oil & Gas — 1.8%
BP PLC, ADR	7,753	281,356
Cenovus Energy, Inc.	53,405	948,473
PBF Energy, Inc. - Class A	14,265	633,366
Shell PLC, ADR	13,500	888,300
		2,751,495
Pharmaceuticals — 14.0%
Bristol-Myers Squibb Co.	8,927	440,815
Cencora, Inc.	3,050	620,278
CVS Health Corp.	6,401	434,948
Dr Reddy's Laboratories Ltd., ADR	29,082	2,032,832
GSK PLC, ADR	37,400	1,346,026
McKesson Corp.	2,615	1,230,514
Merck & Co., Inc.	20,725	2,123,898
Neurocrine Biosciences, Inc. (a)	28,604	3,334,940
Novartis AG, ADR	32,508	3,182,533
Novo Nordisk AS, ADR	14,966	1,524,138
Pfizer, Inc.	7,700	234,619
Sanofi SA, ADR	6,036	282,183
Takeda Pharmaceutical Co. Ltd., ADR	313,544	4,436,648
		21,224,372
REITS — 1.2%
American Homes 4 Rent - Class A	42,961	1,558,196
Welltower, Inc.	3,550	316,305
		1,874,501
Retail — 5.4%
BJ's Wholesale Club Holdings, Inc. (a)	10,486	677,186
Costco Wholesale Corp.	1,874	1,110,795
McDonald's Corp.	10,687	3,012,024
Murphy USA, Inc.	2,239	827,422
Restaurant Brands International, Inc.	8,640	614,131
Wal-Mart Stores, Inc.	3,989	621,047
Yum! Brands, Inc.	12,235	1,536,104
		8,398,709
Semiconductors — 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	37,652	3,663,916
United Microelectronics Corp., ADR	151,672	1,181,525
		4,845,441
Software — 4.8%
Electronic Arts, Inc.	9,809	1,353,740
Microsoft Corp.	15,700	5,948,887
		7,302,627
Telecommunications — 7.3%
Chunghwa Telecom Co. Ltd., ADR	16,319	619,143
Cisco Systems, Inc.	15,569	753,228
Nice Ltd., ADR (a)	20,472	3,884,562
Orange SA, (France), ADR	25,938	309,959
Telkom Indonesia Persero Tbk PT, ADR	29,779	735,541
TELUS Corp., (Canada)	32,351	579,406
TIM SA/Brazil, ADR	45,451	801,301
T-Mobile US, Inc. (a)	23,203	3,490,891
		11,174,031
TOTAL COMMON STOCKS (COST $144,532,840)		153,161,137

	NUMBER OF SHARES (000'S)
SHORT-TERM INVESTMENTS — 0.6%
Money Market Deposit Accounts — 0.6%
U.S. Bank Money Market Deposit Account, 5.20% (b)	905	904,873
TOTAL MONEY MARKET DEPOSIT ACCOUNTS (COST $904,873)		904,873
TOTAL SHORT-TERM INVESTMENTS (COST $904,873)		904,873
TOTAL INVESTMENTS (COST $145,437,713) — 99.9%		154,066,010
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		198,559
TOTAL NET ASSETS — 100.0%		$154,264,569

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown is as of November 30, 2023.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

SGI GLOBAL EQUITY FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$153,161,137	$153,161,137	$–	$–
Total Equity Securities	$153,161,137	$153,161,137	$–	$–

Short-Term Investments
Money Market Deposit Accounts	$904,873	$904,873	$–	$–
Total Short-Term Investments	$904,873	$904,873	$–	$–
Total Assets*	$154,066,010	$154,066,010	$–	$–

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.